Deferred Tax Balances - Schedule of Deferred Tax Balances (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
The balance comprises temporary differences attributable to:
Deferred tax liability		€ 6,647
UYBA [Member]
The balance comprises temporary differences attributable to:
Deferred tax liability		€ 6,647